Form 13F-HR

                               Form 13F COVER PAGE


Report for the Calendar Year of Quarter Ended:   December 31, 2009


Check here if Amendment [];
         This Amendment (Check only one.):
                        []  is a restatement.
                          adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    Dividend Growth Advisors, LLC
Address: 58 Riverwalk Blvd, Ste. 2A
         Ridgeland, SC 29936

Form 13F File Number: 28-11952

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    C. Troy Shaver, Jr.
Title:   President
Phone:   (843) 645-9700

Signature, Place, and Date of Signing:




/s/ C.Troy Shaver, Jr.    Ridgeland, SC     December 31, 2009
------------------------  ------------      ------------
    [Signature] 	  [City, State]      [Date]



Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





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Report Summary:

Number of Other Included Managers:      0
                                        -------------

Form 13F Information Table Entry Total: 75
                                        -------------

Form 13F Information Table Value Total:	313380
                                        -------------
                                         (thousands)

List of Other Included Managers:

 {None}





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 FORM 13F INFORMATION TABLE

                        	                            	INVEST- OTHER   VOTING
NAME OF         TITLE   	CUSIP    	VALUE  	SHRS  	MENT  	MANA-   AUTHORITY
ISSUER          CLASS           		(X$1000)       	CRETION GERS    SOLE


AFLAC INC	COM		001055102	4865	105193	SOLE	N/A	105193
ALBEMARLE CORP	COM		012653101	4025	110677	SOLE	N/A	110677
APACHE CORP	COM		037411105	280	2715	SOLE	N/A	2715
APTARGROUP INC	COM		038336103	3976	111238	SOLE	N/A	111238
ARCH DAN MID CO	COM		039483102	6780	216540	SOLE	N/A	216540
AT&T INC	COM		00206R102	242	8645	SOLE	N/A	8645
AUTO DATA PROC	COM		053015103	5985	139765	SOLE	N/A	139765
BADGER METER IN	COM		056525108	1482	37230	SOLE	N/A	37230
BANK OF AMERICA	COM		060505104	196	13018	SOLE	N/A	13018
BECTON DICKINS	COM		075887109	3297	41810	SOLE	N/A	41810
BP PLC		S ADR		055622104	938	16187	SOLE	N/A	16187
CARDINAL HEALTH	COM		14149Y108	368	11400	SOLE	N/A	11400
CATERPILLAR INC	COM		149123101	3864	67806	SOLE	N/A	67806
CENTURYTEL INC	COM		156700106	675	18635	SOLE	N/A	18635
CHEVRON CORP 	COM		166764100	211	2738	SOLE	N/A	2738
CISCO SYS INC	COM		17275R102	430	17958	SOLE	N/A	17958
COLGATE PALMOL	COM		194162103	537	6537	SOLE	N/A	6537
CONOCOPHILLIPS	COM		20825C104	203	3967	SOLE	N/A	3967
DNP SELECT INCO	COM		23325P104	157	17500	SOLE	N/A	17500
EATON VANCE CO	COM NOT VTG	278265103	5420	178235	SOLE	N/A	178235
ECOLAB INC	COM		278865100	4248	95280	SOLE	N/A	95280
EMERSON ELEC CO	COM		291011104	1068	25061	SOLE	N/A	25061
ENBRIDGE ENERGY	COM		29250R106	11241	209361	SOLE	N/A	209361
ENERGY TRANSFER COM UT LTD PTN	29273V100	4982	162910	SOLE	N/A	162910
ENERGY TRANSFER	UNIT LTD PARTN	29273R109	8412	187060	SOLE	N/A	187060
ENTERPRISE GP 	UNIT LP INT	293716106	3592	92180	SOLE	N/A	92180
ENTERPRISE PROD	COM		293792107	13872	441630	SOLE	N/A	441630
EXXON MOBIL COR	COM		30231G102	1950	28597	SOLE	N/A	28597
GENERAL DYNAMIC	COM		369550108	468	6865	SOLE	N/A	6865
GENERAL ELECTRI	COM		369604103	534	35275	SOLE	N/A	35275
HANCOCK JOHN TA	COM		41013V100	134	10350	SOLE	N/A	10350
HOLLY ENERGY PA	COM UT LTD PTN	435763107	291	7300	SOLE	N/A	7300
IL TOOL WKS INC	COM		452308109	3105	64708	SOLE	N/A	64708
INTEL CORP	COM		458140100	309	15155	SOLE	N/A	15155
ITN'L BUS MACHS	COM		459200101	8886	67883	SOLE	N/A	67883
ISHARES TR INDE	BARCLYS TIPS BD	464287176	8522	82020	SOLE	N/A	82020
JOHNSON & JOHNS	COM		478160104	7629	118452	SOLE	N/A	118452
JPMORGAN CHASE 	COM		46625H100	569	13648	SOLE	N/A	13648
KINDER MORGAN 	UT LTD PARTNER	494550106	4558	74745	SOLE	N/A	74745
LEGGETT & PLAT	COM		524660107	2697	132200	SOLE	N/A	132200
LINEAR TECHNOL	COM		535678106	4292	140465	SOLE	N/A	140465
LINN ENERGY LLC	UNIT LTD LIAB	536020100	11137	399457	SOLE	N/A	399457
MAGELLAN MIDSTR	COM UNIT RP LP	559080106	15312	353371	SOLE	N/A	353371
MCDONALDS CORP	COM		580135101	8612	137932	SOLE	N/A	137932
MEDTRONIC INC	COM		585055106	3583	81476	SOLE	N/A	81476
MERIDIAN BIOSCI	COM		589584101	2692	124912	SOLE	N/A	124912
MICROSOFT CORP	COM		594918104	322	10580	SOLE	N/A	10580
NATURAL RESOURC COM UNIT L P	63900P103	12377	510588	SOLE	N/A	510588
NOVO-NORDISK 	ADR		670100205	9040	141579	SOLE	N/A	141579
NUCOR CORP	COM		670346105	1606	34437	SOLE	N/A	34437
NUSTAR ENERGY	UNIT COM	67058H102	6529	116408	SOLE	N/A	116408
NUSTAR GP HOLD	UNIT RESTG LLM	67059L102	476	17695	SOLE	N/A	17695
OFFICE DEPOT I	COM		676220106	65	10000	SOLE	N/A	10000
ONEOK PARTNERS  UNIT LTD PARTN	68268N103	1721	27620	SOLE	N/A	27620
PAYCHEX INC	COM		704326107	2965	96785	SOLE	N/A	96785
PENN VA RESOUR	COM		707884102	475	22050	SOLE	N/A	22050
PEPSICO INC	COM		713448108	5357	88102	SOLE	N/A	88102
PIMCO CORPORATE	COM		72200U100	172	12400	SOLE	N/A	12400
PIMCO MUN INCOM	COM		72200W106	196	18650	SOLE	N/A	18650
PLAINS ALL AMER	UNIT LTD PARTN	726503105	10587	200317	SOLE	N/A	200317
PNC FINL SVCS 	COM		693475105	315	5966	SOLE	N/A	5966
PRAXAIR INC	COM		74005P104	6383	79482	SOLE	N/A	79482
PROCTER & GAMBL	COM		742718109	6978	115093	SOLE	N/A	115093
PUBLIC SVC ENTE	COM		744573106	217	6520	SOLE	N/A	6520
SEI INVESTMENTS	COM		784117103	1638	93501	SOLE	N/A	93501
SUNOCO LOGISTIC	COM UNITS	86764L108	31288	467750	SOLE	N/A	467750
TELEFLEX INC	COM		879369106	6751	125267	SOLE	N/A	125267
TEVA PHARMACEUT	ADR		881624209	7106	126491	SOLE	N/A	126491
TJX COS INC NEW	COM		872540109	409	11200	SOLE	N/A	11200
UNION PAC CORP	COM		907818108	213	3332	SOLE	N/A	3332
UNITED TECHNOLO	COM		913017109	5647	81358	SOLE	N/A	81358
VERIZON COMMUNI	COM		92343V104	218	6590	SOLE	N/A	6590
WAL MART STORES	COM		931142103	5052	94513	SOLE	N/A	94513
WALGREEN CO	COM		931422109	4605	125405	SOLE	N/A	125405
WILLIAMS PARTNE	COM UNIT LP IN	96950F104	8048	262395	SOLE	N/A	262395



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